Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022	$ 2,980	$ 18,055,407	$ 745,590	$ 29,018,885	$ 2,440,423	$ 50,263,285
Balance, shares at Mar. 31, 2022	14,900,000
Net loss for the year				(20,906,985)		(20,906,985)
Mandatory conversion of convertible note		1,000,000				1,000,000
Mandatory conversion of convertible note, shares
Foreign currency translation adjustment					(3,402,058)	(3,402,058)
Balance at Mar. 31, 2023	$ 2,980	19,055,407	745,590	8,111,900	(961,635)	26,954,242
Balance, shares at Mar. 31, 2023	14,900,000
Net loss for the year				(4,722,146)		(4,722,146)
Mandatory conversion of convertible note	$ 110	(110)
Mandatory conversion of convertible note, shares	549,451
Foreign currency translation adjustment					(733,539)	(733,539)
Balance at Mar. 31, 2024	$ 3,090	19,055,297	745,590	3,389,754	(1,695,174)	21,498,557
Balance, shares at Mar. 31, 2024	15,449,451
Net loss for the year				(7,581,452)		(7,581,452)
Foreign currency translation adjustment					107,698	107,698
Shares issued to management	$ 96	436,704				436,800
Shares issued to management, shares	480,000
Appropriation to statutory reserve			40,590	(40,590)
Disposal of VIE		(1,619,774)	(745,590)		1,649,736	(715,628)
Balance at Mar. 31, 2025	$ 3,186	$ 17,872,227	$ 40,590	$ (4,232,288)	$ 62,260	$ 13,745,975
Balance, shares at Mar. 31, 2025	15,929,451